Summary of Significant Accounting Policies	6 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Summary of significant accounting policies

2. Summary of significant accounting policies

(a) Basis of presentation

The unaudited condensed consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) to reflect the financial position, results of operations and cash flows of the Group. Significant accounting policies followed by the Group in the preparation of the accompanying unaudited condensed consolidated financial statements are summarized below. All amounts, except for share, per share data or otherwise noted, are rounded to the nearest thousand. The unaudited interim financial information should be read in conjunction with the audited financial statements and the notes thereto, included in the annual report for the fiscal year ended June 30, 2025.

In the opinion of the management, the accompanying unaudited condensed consolidated financial statements reflect all normal recurring adjustments, which are necessary for a fair statement of financial results for the interim periods presented. The Company believes that the disclosures are adequate to make the information presented not misleading. The accompanying unaudited condensed consolidated financial statements have been prepared using the same accounting policies as used in the preparation of the Company’s consolidated financial statements for the year ended June 30, 2025. The results of operations for the six months ended December 31, 2025 are not necessarily indicative of the results for the full year.

(b) Principles of consolidation

The unaudited condensed consolidated financial statements include the financial statements of the Company, its subsidiaries and Youba Tech, the VIE. All intercompany transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation.

(c) Use of estimates

The preparation of the unaudited condensed consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, related disclosures of contingent assets and liabilities at the balance sheet date, and the reported revenues and expenses during the reported periods in the unaudited condensed consolidated financial statements and accompanying notes. Accounting estimates include, but not limited to allowance for credit losses, fair value of warrants, useful lives and impairment of long-lived assets, accounting for deferred income taxes and valuation allowance for deferred tax assets. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences may be material to the unaudited condensed consolidated financial statements.

(d) Convenience translation

The unaudited condensed consolidated financial statements are stated in Renminbi (“RMB”), the currency of the country in which the Group’s PRC subsidiary, VIE and VIE’s subsidiaries operate. Amounts in $ are presented for the convenience of the reader and are translated at the rate of $1.00 = RMB6.9931, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 31, 2025. No representation is made that the RMB amounts could have been, or could be, converted, realized, or settled into $ at that rate, or at any other rate.

(e) Stable coins

The Group holds deposits in USD Coin (“USDC”). Stable coins differ from other crypto assets in that they are designed to maintain a stable value by pegging their price to a fiat currency. USDC is each intended to maintain a value of approximately one US dollar per token. The stable coin meets the definition of a financial asset under ASC 825-10-20 because it represents a contractual claim on the issuer that obligates the issuer to deliver cash (US dollars) upon redemption. As a result, the Group accounts for these stable coin holdings as financial assets rather than as crypto intangible assets. Because the stable coins are designed to maintain a value equivalent to one U.S. dollar and are redeemable with the issuer, the carrying value of the Group’s stable coin deposits approximates fair value. As of June 30, 2025, and December 31, 2025, the balances were nil and RMB3,496,550 (equivalent to US$500,000), respectively.

(f) Accounts receivable

Accounts receivable is stated at the original amount less allowance for credit losses.

Accounts receivable is recognized in the period when the Group has provided services to its customers and when its right to consideration is unconditional. The Group’s accounts receivable are within the scope of ASC Topic 326. ASC 326 introduces an approach based on expected losses to estimate the allowance for credit losses, which replaces the previous incurred loss impairment model. The Group uses aging schedule method in the current expected credit loss model (“CECL model”) to estimate the expected credit losses. The Group’s estimation of allowance for credit losses considers factors such as historical credit losses experience, age of receivable balances, current market conditions, reasonable and supportable forecasts of future economic conditions, in combination with assessing receivable collectability on an individual basis and applying current situation adjustment. The Group concludes that there is no impact over the initial adoption of CECL model, which should be treated as cumulative-effect adjustment on accumulated deficits as of July 1, 2023. Accounts receivable balances are written off after all collection efforts have been exhausted.

There was no provision for credit losses provided for the six months ended December 31, 2024 and 2025.

(g) Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and impairment, if any, and depreciated on a straight-line basis over the estimated useful lives of the assets. Salvage value rate is determined to 5% based on the economic value of the Property and equipment at the end of the estimated useful lives as a percentage of the original cost. Cost represents the purchase price of the asset and other costs incurred to bring the asset into its intended use. Estimated useful lives are as follows:

Category	Estimated useful lives
Building	20 years
Electronic equipment	3 years
Office equipment	3 years
Vehicles	5 years
Leasehold and property improvement	3-5 years

(h) Impairment of long-lived assets

Long-lived assets are evaluated for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will affect the future use of the assets) indicate that the carrying amount may not be fully recoverable or that the useful life is shorter than the Group had originally estimated. When these events occur, the Group evaluates the impairment by comparing carrying value of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the assets, the Group recognizes an impairment loss based on the excess of the carrying value of the assets over the fair value of the assets. There was no impairment loss for the long-lived assets for the six months ended December 31, 2024 and 2025, respectively.

(i) Revenue recognition

The Group’s revenues are mainly generated from packaged tour service, customized chartered bus service, and customized shuttle services.

The Group recognizes revenues pursuant to ASC 606, Revenue from Contracts with Customers (“ASC 606”). In accordance with ASC 606, revenues from contracts with customers are recognized when control of the promised goods or services is transferred to the Group’s customers, in an amount that reflects the consideration the Group expects to be entitled to in exchange for those goods or services, reduced by value added tax. A description of the principal revenue generating activities of Group is as follows:

Packaged tour service

The Group offers packaged tour service to customers inclusive of services like chartered bus service, itinerary route schedule, sightseeing tour guidance, accommodation arrangement, etc., which can cater to different budgets and preferences. The whole packaged tour service is determined as a single performance obligation with a fixed total consideration as the customers benefit from such a series of integrated travel resources, which are also not separately identifiable within the context of contracts. The Group recognizes revenue over the period of the tours because the customers simultaneously receive and consume the benefits provided by the Group as they complete the performance obligation. The Group usually required all the consideration in advance from the individual customers and certain advance payment from corporate customers and individual customers, (for most corporate customers, usually 30%~50% of total payment is required before service, and the remaining payment would be usually paid within 15 to 30 days after the service is completed). Refund is allowed if the service remains uncompleted or the customer is dissatisfied with the service due to the Group’s reasons. Specific refund requirements shall be implemented in accordance with the cancellation and modification rules agreed in the contract. For the six months ended December 31, 2024, and 2025, the refund amount was RMB2,310 and RMB1,950, respectively. The Group does not offer any warranty services to customers.

Customized chartered bus service

The Group contracts with customers to provide customized chartered bus service to support a more flexible and less preplanned group travel demand which ranges from one day to several months. The Group establishes enforceable right and obligations upon the receipt of each ride order placed by the customers. Each order is regarded as a contract with explicit route and fixed consideration. The Group identifies only one performance obligation to provide service and recognizes revenue from chartered bus service over the service period of the order. The Group usually required advance payment from customers (for individual customer, usually 70%~100% of total payment is required before service, and the remaining payment would be usually paid within 15 days after the service is completed; for enterprise customer, usually 50% of total payment is required before service, and the remaining payment would be usually paid within 15 days after the service is completed). Refund is allowed if the service remains uncompleted or the customer is dissatisfied with the service due to the Group’s reasons. Specific refund requirements shall be implemented in accordance with the cancellation and modification rules agreed in the contract. For the six months ended December 31, 2024, and 2025, there were no refund amounts respectively. The Group does not offer any warranty services to customers.

Commute shuttle service

The Group contracts with customers to provide customized commute shuttle service, delivering daily transportation service from predetermined departure to destination during the contract period. The Group identifies only one performance obligation in commute shuttle service which is to transport the passengers from departure to destination. The contract consideration is determined at a fixed total price or calculated by fixed unit price per route times of transportation. Revenue from service fees paid by corporate customers in commute shuttle services is recognized evenly or based on the actual bus rides reconciled with the customers regularly over the contract term, and revenue from ticket fees paid by individual passengers in commute shuttle services is recognized at a point in time when each ride is completed. The Group does not offer any warranty services to customers.

Others

The Group also provides platform (“Webus Travel mini program”) users with cross-city ride-hailing service under relevant regulations in the PRC. The Group determines it only has one performance obligation to provide the ride-hailing service and recognizes revenue at a point in time upon completion of the ride-hailing service. The Group does not offer any warranty services to customers.

Principal versus agent considerations

The Group sign contracts with independent tour operators and fleet operators to provide packaged tour services, customized charted bus service, and commute shuttle service. The Group evaluates the presentation of revenue on a gross versus net basis based on whether it controls the service provided to the customers and is the principal in the transaction.

The Group considers itself a principal and recognizes revenue on a gross basis as it controls the services through the following key considerations:

●	The Group reserves the right to assign the routes to the fleet operators for transportation services and directs the selected vendors to provide tour services on the Group’s behalf and is responsible for accepting or rejecting the contracts or orders without involvement of fleet and tour operators in this process. The Group assumes responsibility for receiving and resolving the complaints over the quality of the service.
●	The Group has discretion in setting up the price. The fleet and tour operators are entitled to a fixed fee irrespective of the consideration the Group collects from the customers.

●	The Group bears the entire credit risk as the Group pays the consideration due to the operators irrespective of whether the customers have paid the service consideration to the Group.

The following table disaggregates the Group’s revenue for the six months ended December 31, 2024, and 2025:

	For the six months ended December 31,
	2024	2025
	RMB	RMB
	(Unaudited)
By revenue type
Packaged tour service	15,413,411	8,178,216
Domestic	-	539,801
Oversea	15,413,411	7,638,415
Customized chartered bus service	1,588,793	1,184,451
Domestic	165,455	161,253
Oversea	1,423,338	1,023,198
Commute shuttle service	376,392	200,436
Domestic	376,392	200,436
Total	17,378,596	9,563,103

Contract balances

The Group classifies its right to consideration in exchange for service transferred to a customer as either a receivable or a contract asset. A receivable is a right to consideration that is unconditional as compared to a contract asset which is a right to consideration that is conditional upon factors other than the passage of time. The Group recognizes accounts receivable in its consolidated balance sheets when it performs a service in advance of receiving consideration and it has the unconditional right to receive consideration. A contract asset is recorded when the Group has transferred services to the customer before payment is received or is due. As of June 30, 2025, and December 31, 2025, the Group did not record any contract assets.

The contract liability represents the billings or cash received for services in advance of revenue recognition which is presented as deferred revenue on the consolidated balance sheets and is recognized as revenue when all of the Group’s revenue recognition criteria are met. The Group’s deferred revenue amounted to RMB1,687,317 and RMB958,787 as of June 30, 2025 and December 31, 2025, respectively. Revenue of RMB1,612,445 and RMB969,615 was recognized from the deferred revenue balances at the beginning of the six months ended December 31, 2024, and 2025, respectively.

The Group has elected the practical expedient not to disclose the information about remaining performance obligations which are part of contracts that have an original expected duration of one month or less.

(j) Commitments and contingencies

In the normal course of business, the Group is subject to commitments and contingencies, including operating lease commitments, legal proceedings and claims arising out of its business that relate to a wide range of matters, such as government investigations and tax matters. The Group recognizes a liability for such contingency when it determines it is probable that a loss has occurred and a reasonable estimate of the loss can be made. The Group may consider many factors in making these assessments on liability for contingencies, including historical and the specific facts and circumstances of each matter.

(k) Segment reporting

ASC 280, Segment Reporting, establishes standards for companies to report in their financial statements information about operating segments, products, services, geographic areas, and major customers.

In November 2023, the FASB issued ASU No. 2023-07, Improvements to Reportable Segment Disclosures (Topic 280). This ASU updates reportable segment disclosure requirements by requiring disclosures of significant reportable segment expenses that are regularly provided to the Chief Operating Decision Maker (“CODM”) and included within each reported measure of a segment’s profit or loss. This ASU also requires disclosure of the title and position of the individual identified as the CODM and an explanation of how the CODM uses the reported measures of a segment’s profit or loss in assessing segment performance and deciding how to allocate resources. The Group adopted this ASU commencing July 1, 2024 and the adoption of the ASU does not have a material effect on its unaudited condensed consolidated financial statements.

Based on the criteria established by ASC 280, the Group’s CODM has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group as a whole and hence, the Group has only one operating segment. The Group does not distinguish between markets or segments for the purpose of internal reporting. The CODM considers year-over-year fluctuations and budget-to-actual variances of these consolidated results when assessing performance and making Operating decisions. The Group manages assets on a consolidated basis as reported on the consolidated balance sheets.

The Group’s CODM uses consolidated net loss as the measures of segment profit or loss. Significant segment expenses are consistent with those reported on the consolidated statements of operations and comprehensive loss and include cost of revenues, sales and marketing expenses, general and administrative expenses, and research and development expenses. For significant segment expenses incurred during the six months ended December 31, 2024, and 2025, refer to Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss.

(l) Recent accounting pronouncements

The accounting policies adopted in the preparation of the unaudited condensed consolidated financial statements are consistent with those applied in the preparation of the Company’s annual consolidated financial statements for the year ended June 30, 2025.